SCHEDULE OF CALCULATIONS OF BASIC AND DILUTED EPS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Loss from continuing operations									$ (9,071,584)	$ (10,025,268)
Deemed dividend										(2,539,757)
Net Loss continuing operations, numerator, basic computation	$ (1,156,583)			$ (837,314)			$ (5,604,367)	$ (7,673,373)	(9,071,584)	(12,565,025)
Net loss from continuing operations, numerator, diluted computation	$ (1,156,583)			$ (837,314)			$ (5,604,367)	$ (7,673,373)	$ (9,071,584)	$ (12,565,025)
Weighted average common shares, basic	5,826,995			1,252,799			3,891,166	726,347	1,007,020	165,899
Effect of weighted average vested stock awards
Weighted average common shares, dilutive	5,826,995			1,252,799			3,891,166	726,347	1,007,020	165,899
Basic loss per common share from continuing operations:									$ (9.01)	$ (75.74)
Diluted loss per common share from continuing operations:									$ (9.01)	$ (75.74)
Loss from continuing operations	$ (1,156,583)	$ (2,710,901)	$ (1,736,882)	$ (837,314)	$ (1,489,395)	$ (5,346,663)	$ (5,604,367)	$ (7,673,373)	$ (9,071,584)	$ (12,009,982)
Recognition and change in fair value of warrant liabilities
Loss per common share – basic	$ (0.20)			$ (0.67)			$ (1.44)	$ (10.56)	$ (9.01)	$ (87.70)
Loss per common share – diluted	$ (0.20)			$ (0.67)			$ (1.44)	$ (10.56)	$ (9.01)	$ (87.70)